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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 1999

                 Check here if Amendment [ ]: Amendment Number:

                        This Amendment (Check only one.):

                              [ ] is a restatement.
                              [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:   Chieftain Capital Management, Inc.

Address:   12 East  49th Street, New York, New York 10017

Form 13F File Number: 28-1658

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas D. Stern
Title:   Director
Phone:   (212) 421-9760

Signature, Place, and Date of Signing:

     /s/ Thomas D. Stern
--------------------------------------

New York, New York
February 14, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F Summary Page

                                 Report Summary:



Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:   $1,500,615  (thousands)

List of Other Included Managers:    NONE
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                           FORM 13F INFORMATION TABLE

       COLUMN 1              COLUMN 2        COLUMN 3      COLUMN 4                  COLUMN 5                 COLUMN 6     COLUMN 7
----------------------    --------------    -----------    ---------    ---------------------------------    ----------    --------

    NAME OF ISSUER        TITLE OF CLASS       CUSIP        VALUE         SHARES OR    SH/PRN    PUT/CALL    INVESTMENT     OTHER
                                                           (X$1000)     PRINCIPAL AMT                        DISCRETION    MANAGERS
----------------------    --------------    -----------    ---------    -------------  ------    --------    ----------    --------
SHAW
COMMUNICATIONS INC             CL B         82028K 20 0      570,213      17,213,972     SH                     SOLE

ALBERTA ENERGY LTD              COM         012873 10 5      451,744      14,426,943     SH                     SOLE

MEDIAONE GROUP INC              COM         58440J 10 4       75,495         982,850     SH                     SOLE

FEDERAL HOME LN
MTG CORP                        COM         313400 30 1       26,402         560,998     SH                     SOLE

BLYTH INDS INC                  COM         09643P 10 8      104,568       4,257,225     SH                     SOLE

YANKEE CANDLE INC               COM         984757 10 4       98,035       6,009,825     SH                     SOLE

GENERAL DYNAMICS
CORP                            COM         369550 10 8      158,605       3,006,725     SH                     SOLE

SERVICEMASTER CO                COM         81760N 10 9       15,553       1,263,225     SH                     SOLE



COLUMN TOTALS                                              1,500,615

           GRAND TOTAL                                     1,500,615

       COLUMN 1                     COLUMN 8
----------------------    ----------------------------
                                VOTING AUTHORITY
    NAME OF ISSUER        ----------------------------
                          SOLE          SHARED    NONE
----------------------    ----------    ------    ----
SHAW
COMMUNICATIONS INC        17,213,972

ALBERTA ENERGY LTD        14,426,943

MEDIAONE GROUP INC           982,850

FEDERAL HOME LN
MTG CORP                     560,998

BLYTH INDS INC             4,257,225

YANKEE CANDLE INC          6,009,825

GENERAL DYNAMICS
CORP                       3,006,725

SERVICEMASTER CO           1,263,225



COLUMN TOTALS

           GRAND TOTAL